Inventories (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Long Term Inventory [Line Items]
Finished products, Systems at customer locations	$ 5,664	$ 4,259
Long-term inventory	$ 5,357	5,150
Customer support, term	seven to ten years
Provision for damages, obsolete, excess and slow-moving inventory	$ 263	$ 424